Consolidated Statements of Income or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue
Vessel revenue	$ 512,732	$ 522,747	$ 755,711
Operating expenses
Vessel operating costs	(231,227)	(187,120)	(174,556)
Voyage expenses	(7,733)	(1,578)	(4,432)
Charterhire	(75,750)	(78,862)	(96,865)
Depreciation	(141,418)	(121,461)	(107,356)
General and administrative expenses	(47,511)	(54,899)	(65,831)
Loss on sales of vessels, net	(23,345)	(2,078)	(35)
Merger transaction related costs	(36,114)	0	0
Bargain purchase gain	5,417	0	0
Write-off of vessel purchase options	0	0	(731)
Gain on sale of Dorian shares	0	0	1,179
Total operating expenses	(557,681)	(445,998)	(448,627)
Operating (loss) / income	(44,949)	76,749	307,084
Other (expense) and income, net
Financial expenses	(116,240)	(104,048)	(89,596)
Realized (loss) / gain on derivative financial instruments	(116)	0	55
Unrealized gain / (loss) on derivative financial instruments	0	1,371	(1,255)
Financial income	1,538	1,213	145
Other expenses, net	1,527	(188)	1,316
Total other expense, net	(113,291)	(101,652)	(89,335)
Net (loss) / income	(158,240)	(24,903)	217,749
Attributable to:
Equity holders of the parent	$ (158,240)	$ (24,903)	$ 217,749
(Loss) / earnings per share
(Loss) / earnings per share, basic (in USD per share)	$ (0.73)	$ (0.15)	$ 1.35
(Loss) / earnings per share, diluted (in USD per share)	$ (0.73)	$ (0.15)	$ 1.20
Basic weighted average number of shares (in shares)	215,333,402	161,118,654	161,436,449
Diluted weighted average number of shares (in shares)	215,333,402	161,118,654	199,739,326